Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VII
Entity Central Index Key	0001561785
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000122820 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global TacticalCommodity Strategy Fund
Class Name	First Trust Global TacticalCommodity Strategy Fund
Trading Symbol	FTGC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Global Tactical Commodity Strategy Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Tactical Commodity Strategy Fund	$103(1)	0.96%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 103	[1]
Expense Ratio, Percent	0.96%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.48% for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Bloomberg Commodity Index, which returned 15.77% for the same Period.
The underperformance was the result of the Fund’s active management of its commodity futures exposure versus the benchmark’s commodity futures weighting scheme during the Period.
The overall economic backdrop during the Period was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis.
  The year-over-year consumer price index declined from 2.9% as of December 31, 2024, to 2.7% as of December 31, 2025.

Commodities, as measured by the benchmark, had a strong year with a return of 15.77%. Performance was driven primarily by three sectors: precious metals (+80.15%), livestock (+22.66%), and industrial metals (+21.37%). Offsetting some of this strength were more modest gains in soft commodities, which consist of cocoa, cotton, coffee and sugar (+2.80%), a decline in agriculture (-2.29%), and weakness in energy (-10.41%).
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund benefitted from its exposure to the energy sector, which includes crude oil (WTI and Brent), heating oil, gasoline and gasoil, and natural gas. In particular, an underweight to natural gas, which declined 23.86%, contributed positively to relative performance during the Period. Additional sources of relative performance over the Period included overweights to coffee and feeder cattle, as well as an underweight to Kansas hard wheat.
The timing of the Fund’s allocation to copper was another contributor to relative performance during the Period, as the Fund established an overweight position in mid-June ahead of a double-digit rally over the subsequent approximately 30 days. The Fund’s allocation to gold was the largest source of relative underperformance, as it was underweight while gold increased just over 62% for the Period. Other detractors from relative performance during the Period were the Fund’s allocations to cocoa, live cattle, and sugar. Cocoa and sugar were held as overweights, while live cattle was an underweight.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Global Tactical Commodity Strategy Fund	14.48%	12.35%	5.73%
Bloomberg Commodity Index	15.77%	10.64%	5.73%
S&P GSCI®	7.12%	14.65%	6.08%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTGC for more recent performance information.
Net Assets	$ 1,807,843,221
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 21,885,440
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,807,843,221
Total number of portfolio holdings	37
Total advisory fee paid	$21,885,440
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	23.3%
U.S. Treasury Bills	32.0%
Money Market Funds	36.8%
Net Other Assets and Liabilities(1)	7.9%
Total	100.0%
FUTURES EXPOSURE (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.

C000168150 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AlternativeAbsolute Return Strategy ETF
Class Name	First Trust AlternativeAbsolute Return Strategy ETF
Trading Symbol	FAAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Alternative Absolute Return Strategy ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alternative Absolute Return Strategy ETF	$100(1)	0.96%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 100	[3]
Expense Ratio, Percent	0.96%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.95% for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Bloomberg Commodity Index, which returned 15.77% for the same Period.
The underperformance was the result of the Fund’s active management of its long and short commodity futures positions taken during the Period.
The overall economic backdrop over the Period was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis.
  The year-over-year consumer price index declined from 2.9% as of December 31, 2024, to 2.7% as of December 31, 2025.

Commodities, as measured by the benchmark, had a strong year with a return of 15.77%. Performance was driven primarily by three sectors: precious metals (+80.15%), livestock (+22.66%), and industrial metals (+21.37%). Offsetting some of this strength were more modest gains in soft commodities, which consist of cocoa, cotton, coffee and sugar (+2.80%), a decline in agriculture (-2.29%), and weakness in energy (-10.41%).
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund’s three most profitable positions during the Period were silver, gold, and Kansas wheat. Silver was the largest contributor to total returns, followed by gold. The Fund maintained long positions in both precious metals throughout the Period and benefited from their strong price increases. As measured by the Bloomberg Silver Index, silver prices rose 138.6% and gold prices (Bloomberg Gold Index) increased 62.5% during the Period. Strong industrial demand supported higher silver prices, while global economic uncertainty also contributed to gains in both silver and gold. The Fund was short Kansas wheat for the duration of the Period, which contributed positively to performance as prices declined. As measured by the Bloomberg Kansas Wheat Index, Kansas wheat prices fell 15.9% during the Period, largely due to abundant global supplies.
The Fund’s three least profitable positions were natural gas, cocoa, and soybean oil. The Bloomberg Natural Gas Index declined 23.9% for the Period but experienced significant volatility. Prices rose early in the year, followed by multiple periods of declines and choppy trading, and a late-year rally was reversed by a sharp drop in December. The Fund held both long and short positions in natural gas at different times during the year, and losses on both contributed negatively to performance. Cocoa prices also fluctuated significantly during the Period. The Fund’s long positions in cocoa during the first and third quarters detracted from returns, while a short position in the fourth quarter also had a negative impact. In addition, the Fund was short soybean oil for most of the year, which detracted from performance as the Bloomberg Soybean Oil Index gained 19.6% during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 18, 2016 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (5/18/16)
First Trust Alternative Absolute Return Strategy ETF	7.95%	6.19%	2.82%
3 Month U.S. Treasury Bills + 3%	7.35%	6.31%	5.37%
Bloomberg Commodity Index	15.77%	10.64%	5.03%
S&P 500® Index	17.88%	14.42%	15.32%

Performance Inception Date	May 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAAR for more recent performance information.
Net Assets	$ 121,885,353
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 999,992
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$121,885,353
Total number of portfolio holdings	32
Total advisory fee paid	$999,992
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	13.0%
U.S. Treasury Bills	31.9%
Money Market Funds	48.2%
Net Other Assets and Liabilities(1)	6.9%
Total	100.0%
FUTURES EXPOSURE (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.